ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,
	2016	2017

Current assets	$105	$14,331
Non-current assets	69	239
Total assets	174	14,570

Current liabilities	$270	$14,178
Total liabilities	270	14,178

	Year ended June 30,
	2016	2017

Revenue	$-	$6,914
Cost of revenue	-	5,753
Net (loss) profit	(151)	494
Net cash provided by operating activities	71	8,721
Net cash used in investing activities	(71)	(216)
Net cash provided by financing activities	$55	$-